UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/04

FORM N-Q
Item 1. Schedule of Investments.
statement of investments
Dreyfus New York Tax Exempt Bond Fund, Inc.
Statement of Investments	August 31, 2004 (Unaudited)

Long Term Municipal Investments--98.0%	Principal
	Amount ($)		Value ($)

New York--92.3%

Battery Park City Authority, Revenue:
5.25%, 11/1/2018	10,000,000		11,051,800
5.25%, 11/1/2019	12,000,000		13,213,560
5.25%, 11/1/2020	18,000,000		19,718,640
5.25%, 11/1/2022	12,045,000		13,050,757

Huntington Housing Authority, Senior Housing Facility
Revenue (Gurwin Jewish Senior Residences)
6%, 5/1/2039	4,750,000		4,486,042

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2011 (Insured; AMBAC)	8,250,000		9,453,180
5.25%, 12/1/2014 (Insured; FSA)	16,000,000		18,371,040
5.375%, 5/1/2033	8,000,000		8,270,800

Metropolitan Transportation Authority, Revenue:
Commuter Facilities 6%, 7/1/2016
(Insured; FGIC) (Prerefunded 7/1/2008)	9,000,000	a	10,209,510
Dedicated Tax Fund:
5.25%, 11/15/2024 (Insured; FSA)	10,000,000		10,618,400
5.25%, 11/15/2025 (Insured; FSA)	11,000,000		11,610,280
Service Contract 5.50%, 7/1/2024 (Insured; MBIA)	10,000,000		10,883,900

Municipal Assistance Corporation for City of New York,
Revenue:
6%, 7/1/2005	9,500,000		9,861,000
6.25%, 7/1/2008	14,455,000		16,349,328

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	11,750,000		11,931,067

State of New York:
5.70%, 8/15/2011	4,500,000		4,712,895
5.50%, 7/15/2016 (Prerefunded 7/15/2006)	10,165,000	a	10,977,997

New York City:
6.50%, 3/15/2005	10,765,000		11,045,213
6.50%, 3/15/2005 (Prerefunded 3/15/2005)	3,005,000	a	3,087,547
9.663%, 2/1/2007	6,000,000	b,c	6,805,680
5.75%, 2/1/2007 (Insured; AMBAC) (Prerefunded 2/1/2006)	20,000	a	21,448
5.75%, 2/1/2007 (Insured; AMBAC)	285,000		304,135
6.25%, 2/15/2007 (Prerefunded 2/15/2005)	5,375,000	a	5,548,182
5.375%, 8/1/2009 (Insured; FGIC)	7,000,000		7,699,440
5%, 8/1/2011	5,000,000		5,456,100
5.80%, 8/1/2011	190,000		192,041
6.375%, 8/15/2012 (Prerefunded 8/15/2005)	9,975,000	a	10,539,286
5.25%, 8/1/2015	8,000,000		8,748,400
5.75%, 8/1/2016 (Insured; AMBAC)	10,000,000		11,362,300
5.25%, 5/15/2018 (Insured; MBIA)	15,000,000		16,577,550
5.875%, 8/1/2024 (Insured; MBIA)	7,850,000		8,492,601
5.875%, 8/1/2024 (Insured; MBIA) (Prerefunded 8/1/2006)	5,850,000	a	6,396,449
5.25%, 8/15/2025	7,475,000		7,840,527
5.25%, 8/15/2026	6,250,000		6,508,062

New York City Industrial Development Agency,
IDR (Brooklyn Navy Yard Cogen Partners):
6.20%, 10/1/2022	10,000,000		9,943,500
5.65%, 10/1/2028	12,500,000		11,394,125

statement of investments
New York City Municipal Water Finance Authority, Water
and Sewer Systems Revenue:
5.625%, 6/15/2019 (Insured; MBIA)	9,340,000		9,993,426
5.625%, 6/15/2019 (Insured; MBIA) (Prerefunded 6/15/2006)	4,745,000	a	5,121,183
5.75%, 6/15/2029 (Insured; MBIA)	13,000,000		14,066,780
5.50%, 6/15/2033	12,890,000		13,696,785

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
5%, 11/1/2009	26,355,000		29,113,051
6%, 8/15/2016 (Insured; FGIC) (Prerefunded 8/15/2009)	5,000,000	a	5,827,050
5.75%, 8/15/2019 (Prerefunded 8/15/2009)	5,000,000	a	5,769,300
5.50%, 5/1/2025 (Prerefunded 5/1/2009)	10,350,000	a	11,764,638
Zero Coupon, 11/1/2029	9,000,000		6,908,940

New York State Dormitory Authority, Revenues:
9.753%, 5/15/2011	9,950,000	b,c	12,986,939
(City University Systems):
5.25%, 7/1/2008 (Insured; FGIC)	200,000		220,556
7.949%, 7/1/2008 (Insured; FGIC)	4,900,000	b,c	5,907,244
8.148%, 7/1/2008 (Insured; FGIC)	3,950,000	b,c	4,810,152
5.35%, 7/1/2009 (Insured; FGIC)	200,000		221,776
5.625%, 7/1/2016 (Insured; FGIC)	9,120,000		10,641,763
5.50%, 7/1/2016 (Insured; AMBAC)	6,685,000		7,217,126
5.50%, 7/1/2016 (Insured; AMBAC) (Prerefunded 7/1/2006)	16,315,000	a	17,756,267
5.50%, 7/1/2019 (Insured; FSA)	10,000,000		11,126,700
(Columbia University):
5%, 7/1/2022	2,895,000		3,067,571
5%, 7/1/2023	5,220,000		5,495,720
Health, Hospital and Nursing Home:
Department of Health:
5%, 7/1/2010	7,465,000		8,189,105
5%, 7/1/2011	8,200,000		9,006,716
(Lenox Hill Hospital Obligated Group)
5.50%, 7/1/2030	2,170,000		2,242,283
(Memorial Sloan Kettering Cancer Center)
5.75%, 7/1/2020 (Insured; MBIA)	3,000,000		3,558,630
(Menorah Campus)
6.10%, 2/1/2037 (Insured; FHA)	8,300,000		9,096,883
(Miriam Osborne Memorial Home)
6.875%, 7/1/2025 (Insured; ACA)	6,105,000		6,846,574
(North Shore University Hospital at Forest Hills)
5.50%, 11/1/2013 (Insured; MBIA)	2,625,000		3,030,851
(New York University):
5.75%, 7/1/2027 (Insured; MBIA)	25,625,000		29,994,319
5.50%, 7/1/2040 (Insured; AMBAC)	8,000,000		9,164,720
(Rockefeller University) 5%, 7/1/2032	18,480,000		18,893,398
(School District Financing Program):
5.375%, 10/1/2022 (Insured; MBIA)	35,000,000		38,105,550
State Personal Income Tax 5.375%, 3/15/2020	5,000,000		5,494,950
(State University Educational Facilities):
5.875%, 5/15/2011	100,000		115,358
7.50%, 5/15/2011	2,570,000		3,025,944
7.50%, 5/15/2011 (Prerefunded 5/15/2011)	1,180,000	a	1,444,898
5.50%, 5/15/2013 (Insured; MBIA)	100,000		115,216
5.50%, 5/15/2013 (Insured; FGIC)	10,035,000		11,521,284
9.198%, 5/15/2013 (Insured; MBIA)	6,450,000	b,c	8,412,864
5.75%, 5/15/2016 (Insured; FSA)
(Prerefunded 5/15/2010)	2,000,000	a	2,322,640
5.75%, 5/15/2016 (Insured; FSA)	4,000,000		4,737,480
5.50%, 7/1/2026 (Insured; FGIC) (Prerefunded 7/1/2011)	10,000,000	a	11,483,900
Third General Resolution
5.25%, 11/15/2012 (Insured; MBIA)	12,660,000		14,343,527

New York State Energy Research and Development
Authority:
Electric Facilities Revenue

	statement of investments
(Consolidated Edison Co. Project)
7.125%, 12/1/2029	13,000,000		13,423,410
PCR (Central Hudson Gas)
5.45%, 8/1/2027 (Insured; AMBAC)	9,000,000		9,648,900

New York State Environmental Facilities Corp., State
Water and Drinking Revolving Funds (New York
City Municipal Water Project) 5.25%, 6/15/2020	13,745,000		14,917,723

New York State Housing Finance Agency, Revenue:
Health Facilities 6%, 5/1/2008	10,000		10,692
Housing Projects 6.10%, 11/1/2015 (Insured; FSA)	11,715,000		12,215,113
Multi-Family Housing Secured Mortgage
10.003%, 5/1/2008 (Guaranteed; SONYMA)	4,995,000	b,c	5,684,010

New York State Local Government Assistance Corp.:
5%, 4/1/2021 (Insured; MBIA)	10,000,000		10,967,200
6%, 4/1/2024 (Prerefunded 4/1/2005)	6,905,000	a	7,226,842

New York State Medical Care Facilities Finance Agency, Revenue:
Hospital and Nursing Home FHA Insured Mortgage:
6.125%, 2/15/2015 (Insured; FHA)	10,670,000		11,080,582
6.125%, 2/15/2015
(Insured; FHA) (Prerefunded 2/15/2007)	1,735,000	a	1,876,455
Mental Health Services 6%, 2/15/2025
(Insured; MBIA) (Prerefunded 2/15/2005)	8,710,000	a	9,064,933
(Montefiore Medical Center)
5.75%, 2/15/2015 (Insured; AMBAC)	6,750,000		7,007,918

New York State Mortgage Agency, Homeowner Mortgage,
Revenue:
5.10%, 10/1/2007	150,000		159,831
5.40%, 10/1/2010	160,000		169,776
8.94%, 10/1/2010	1,380,000	b,c	1,548,650
5.55%, 10/1/2012	190,000		200,596
9.24%, 10/1/2012	2,405,000	b,c	2,673,254
5.85%, 4/1/2017 (Prerefunded 10/14/2004)	80,000	a	84,540
6%, 4/1/2017	5,850,000		6,169,469
6%, 10/1/2022 (Prerefunded 10/7/2004)	3,230,000	a	3,376,933
5.80%, 10/1/2028	8,700,000		9,230,265
5.85%, 10/1/2028	7,020,000		7,293,289
5.40%, 4/1/2029	9,995,000		10,213,191
5.875%, 4/1/2030	7,000,000		7,491,330

New York State Municipal Bond Bank Agency,
Special School Purpose Revenue 5.50%, 6/1/2012	3,500,000		3,973,900

New York State Power Authority, Revenue and General Purpose:
5.25, 11/15/2016	19,525,000		21,597,969
5%, 11/15/2019	18,210,000		19,426,064
5%, 11/15/2020	10,000,000		10,603,300
5%, 11/15/2021	11,000,000		11,585,310

New York State Thruway Authority:
Service Contract Revenue
( Local Highway and Bridge):
5%, 4/1/2006	21,570,000		22,616,361
5.25%, 4/1/2010	7,950,000		8,700,480
5.25%, 4/1/2010 (Prerefunded 4/1/2007)	1,450,000	a	1,597,726
6%, 4/1/2011	2,200,000		2,449,480
6%, 4/1/2011 (Prerefunded 4/1/2007)	2,800,000	a	3,137,932
6%, 4/1/2012	2,395,000		2,666,593
6%, 4/1/2012 (Prerefunded 4/1/2007)	3,800,000	a	4,258,622
5.75%, 4/1/2016 (Insured; MBIA)
(Prerefunded 4/1/2006)	32,950,000	a	35,702,314
State Personal Income Tax (Transportation)
5.125%, 3/15/2021	10,000,000		10,595,600

statement of investments

New York State Urban Development Corp.:
Correctional Capital Facilities:
5.625%, 1/1/2017 (Insured; FSA) (Prerefunded 1/1/2006)	5,865,000	a	6,290,271
5.25%, 1/1/2030 (Insured; FSA) (Prerefunded 1/1/2011)	5,000,000	a	5,633,550
Local or Guaranteed Housing
5.50%, 7/1/2016 (Insured; FHA)	10,000,000		10,788,400
State Facilities 5.70%, 4/1/2020 (Insured; MBIA)	20,000,000		23,619,400

Niagara County Industrial Development Agency, SWDR
5.55%, 11/15/2024	2,500,000		2,650,100

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.70%, 1/1/2028	4,600,000		3,758,476

Port Authority of New York and New Jersey:
(Consolidated Bond 93rd Series) 6.125%, 6/1/2094	15,000,000		16,978,950
(Consolidated Bond 99th Series)
6%, 11/1/2013 (Insured; FGIC)	5,810,000		6,021,833
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000		15,406,573
(Consolidated Bond 132nd Series)
5%, 9/1/2033	11,300,000		11,476,958
Special Obligation Revenue
(JFK International Air Terminal-6):
6.25%, 12/1/2013 (Insured; MBIA)	6,000,000		6,934,320
6.25%, 12/1/2014 (Insured; MBIA)	10,000,000		11,615,500

Suffolk County Industrial Development Agency:
IDR (Nissequogue Cogen Partners Facility)
5.30%, 1/1/2013	2,250,000		2,186,415
Solid Waste Disposal Facilities Revenue
(Ogden Martin Systems):
5.75%, 10/1/2006 (Insured; AMBAC)	25,000		26,911
10.23%, 10/1/2006 (Insured; AMBAC)	4,925,000	b,c	5,678,033

Tompkins County Industrial Development Agency, Civic
Facility Revenue (Ithacare Center Project)
6.20%, 2/1/2037 (Insured; FHA)	6,000,000		6,586,380

Triborough Bridge and Tunnel Authority,
General Purpose Revenues:
5.375%, 1/1/2019 (Prerefunded 1/1/2016)	7,500,000	a	8,627,700
5.50%, 1/1/2024	18,635,000		20,190,836
5.50%, 1/1/2030 (Prerefunded 1/1/2022)	10,540,000	a	12,208,798

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project)
6%, 6/1/2028	1,800,000		1,690,596

Yonkers Industrial Development Agency, Civic Facilities
Revenue (Saint Joseph's Hospital):
6.15%, Series A 3/1/2015	1,000,000		891,070
6.15%, Series C 3/1/2015	3,500,000		3,118,745

U.S. Related--3.8%
Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2010 (Insured; FSA)	500,000		571,735
9.209%, 7/1/2010 (Insured; FSA)	4,800,000	b,c	6,177,312
9.232%, 7/1/2015 (Insured; FSA)	5,000,000	b,c	6,696,400
6%, 7/1/2015 (Insured; MBIA)	3,000,000		3,639,510
6%, 7/1/2026 (Prerefunded 7/1/2007)	5,000,000	a	5,628,600

Puerto Rico Highway and Transportation Authority,
Highway Revenue 6%, 7/1/2022 (Prerefunded 7/1/2006)	9,500,000	a	10,389,485

	statement of investments
Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2040	5,000,000		5,391,400

Puerto Rico Public Buildings Authority, Revenue
(Government Facilities)
5.25%, 7/1/2014 (Insured; FGIC)	10,000,000		11,444,900

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $1,182,442,416)			1,258,558,549

Short-Term Municipal Investments-1.9%

New York:

New York City Transitional Finance Authority, VRDN
(NYC Recovery):
1.36% (LOC; JP Morgan Chase Bank)	7,380,000	d	7,380,000
1.33% (LOC; Landesbank Hessen-Thuringen)	1,000,000	d	1,000,000
1.33% (LOC; Bank of New York)	16,815,000	d	16,815,000

Total Short-Term Municipal Investments
(cost $25,195,000)			25,195,000

Total Investments (Cost $1,207,637,416)	98.0%		1,283,753,549

Cash and Receivables (Net)	2.0%		26,104,934

Net Assets	100.0%		1,309,858,483

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31,2004, these securities amounted to $67,380,538, 5.1% of net assets.
d Securities payable on demand. Variable rate interest- subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)